UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-23053

American Funds Retirement Income Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Steven I. Koszalka

American Funds Retirement Income Portfolio Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Retirement Income Portfolio — ConservativeSM
Investment portfolio
January 31, 2017
unaudited
Fund investments Growth-and-income funds 5%	Shares	Value (000)
American Mutual Fund, Class R-6	321,036	$11,997
Equity-income and Balanced funds 50%
American Balanced Fund, Class R-6	950,583	24,021
American Funds Global Balanced Fund, Class R-6	399,788	11,978
Capital Income Builder, Class R-6	822,611	47,975
The Income Fund of America, Class R-6	1,637,721	35,964
		119,938
Fixed income funds 45%
American Funds Inflation Linked Bond Fund, Class R-6	1,239,361	12,022
American Funds Mortgage Fund, Class R-6	1,194,128	12,037
The Bond Fund of America, Class R-6	4,715,158	60,165
U.S. Government Securities Fund, Class R-6	1,760,061	24,078
		108,302
Total investment securities 100% (cost: $237,436,000)		240,237
Other assets less liabilities 0%		(81)
Net assets 100%		$240,156
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$4,305
Gross unrealized depreciation on investment securities	(1,544)
Net unrealized appreciation on investment securities	2,761
Cost of investment securities	237,476
American Funds Retirement Income Portfolio Series — American Funds Conservative Portfolio — Page 1 of 4

American Funds Retirement Income Portfolio — ModerateSM
Investment portfolio
January 31, 2017
unaudited
Fund investments Growth-and-income funds 5%	Shares	Value (000)
American Mutual Fund, Class R-6	503,864	$18,829
Equity-income and Balanced funds 70%
American Balanced Fund, Class R-6	2,235,804	56,499
American Funds Global Balanced Fund, Class R-6	628,499	18,830
Capital Income Builder, Class R-6	1,614,680	94,168
The Income Fund of America, Class R-6	4,288,167	94,168
		263,665
Fixed income funds 25%
American Funds Inflation Linked Bond Fund, Class R-6	1,940,218	18,820
American Funds Mortgage Fund, Class R-6	1,868,703	18,837
The Bond Fund of America, Class R-6	2,955,304	37,710
U.S. Government Securities Fund, Class R-6	1,376,699	18,833
		94,200
Total investment securities 100% (cost: $369,014,000)		376,694
Other assets less liabilities 0%		(85)
Net assets 100%		$376,609
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$8,790
Gross unrealized depreciation on investment securities	(1,157)
Net unrealized appreciation on investment securities	7,633
Cost of investment securities	369,061
American Funds Retirement Income Portfolio Series — American Funds Moderate Portfolio — Page 2 of 4

American Funds Retirement Income Portfolio — EnhancedSM
Investment portfolio
January 31, 2017
unaudited
Fund investments Growth-and-income funds 5%	Shares	Value (000)
American Mutual Fund, Class R-6	481,446	$17,991
Equity-income and Balanced funds 90%
American Balanced Fund, Class R-6	2,848,611	71,984
American Funds Global Balanced Fund, Class R-6	1,201,272	35,990
Capital Income Builder, Class R-6	1,851,483	107,979
The Income Fund of America, Class R-6	4,917,063	107,979
		323,932
Fixed income funds 5%
American Funds Inflation Linked Bond Fund, Class R-6	1,857,701	18,020
Total investment securities 100% (cost: $350,146,000)		359,943
Other assets less liabilities 0%		(69)
Net assets 100%		$359,874
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$9,739
Gross unrealized depreciation on investment securities	—
Net unrealized appreciation on investment securities	9,739
Cost of investment securities	350,204
American Funds Retirement Income Portfolio Series — American Funds Enhanced Portfolio — Page 3 of 4

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2017, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-825-0317O-S54039	American Funds Retirement Income Portfolio Series — Page 4 of 4

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS RETIREMENT INCOME PORTFOLIO SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: March 31, 2017

By _/s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: March 31, 2017